Significant Accounting Policies (Details) - Schedule of changes in liability for product warranty - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of changes in liability for product warranty [Abstract]
Balance	$ 1,614	$ 2,237
Provision for warranties issued during the year	3,287	2,977
Reduction for payments and costs to satisfy claims	(3,251)	(3,600)
Balance	$ 1,650	$ 1,614